PREPAID EXPENSES (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
ASSET PURCHASE
Insurance	$ 328,872	$ 4,286	$ 3,370
Consulting services	873,250		111,860
Rent		8,267	0
Prepaid expenses	1,275,094	12,553	$ 115,230
Deposits	57,236	0
Rent	$ 15,736	$ 0